Cover	Oct. 04, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2022
Entity File Number	001-39643
Entity Registrant Name	Tekkorp Digital Acquisition Corp.
Entity Central Index Key	0001822027
Entity Tax Identification Number	98-1553327
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1980 Festival Plaza Drive
Entity Address, Address Line Two	St #300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(702)
Local Phone Number	879-9687
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	TEKKU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TEKK
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TEKKW
Security Exchange Name	NASDAQ